Document and Entity Information	Nov. 10, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0001506439
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 10, 2020
Entity Registrant Name	SharpSpring, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36280
Entity Tax Identification Number	05-0502529
Entity Address, Address Line One	5001 Celebration Pointe Ave.
Entity Address, Address Line Two	Ste. 410
Entity Address, City or Town	Gainesville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32608
City Area Code	888
Local Phone Number	428-9605
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false